Accounts Receivable, Net (Details) - Schedule of Allowance for Expected Credit Losses - Account Receivable [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of period/year	$ 312,482	$ 94,447
Additions	808,274	217,475
Foreign translation adjustment	5,897	560
Balance at end of period/year	$ 1,126,653	$ 312,482